Financial Instruments (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial Instruments [Line Items]
Percentage of net revenue			100.00%
Percentage of increase or decrease in interest rates	10.00%
Percentage of increase or actual reduction of risk total exposure	1.00%
Percentage of CDI rate	15.15%	12.25%
Negative working capital (in Brazil Real)	R$ 348,500
Current liabilities (in Brazil Real)	R$ 842	R$ 775
Bottom of range [member]
Financial Instruments [Line Items]
Percentage of market interest rate	25.00%
Percentage of interest rate	25.00%
Top of range [member]
Financial Instruments [Line Items]
Percentage of market interest rate	50.00%
Percentage of interest rate	50.00%
Capital Management [Member]
Financial Instruments [Line Items]
Current liabilities (in Brazil Real)	R$ 277,300
Nuvini S.A. 's [Member]
Financial Instruments [Line Items]
Percentage of net revenue	20.00%
Credit risk [member]
Financial Instruments [Line Items]
Percentage of net revenue	10.00%